NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5%
	Communications - 18.6%
10,140	Alphabet, Inc., Class A	$ 2,915,858
4,453	Alphabet, Inc., Class C	1,277,388
1,080	AppLovin Corporation, Class A(a)	429,840
85	Booking Holdings, Inc.	357,877
292	Expedia Group, Inc.	67,420
4,306	Meta Platforms, Inc., Class A	2,463,592
22,746	Netflix, Inc.(a)	2,187,028
6,295	Uber Technologies, Inc.(a)	452,799
		10,151,802
	Consumer Discretionary - 7.3%
9,190	Amazon.com, Inc.(a)	1,914,001
822	Las Vegas Sands Corporation	44,289
551	Marriott International Inc, Class A	180,216
2,313	O'Reilly Automotive, Inc.(a)	213,513
149	Ralph Lauren Corporation	51,255
534	Tapestry, Inc.	75,352
3,143	Tesla, Inc.(a)	1,168,410
1,633	TJX Companies, Inc. (The)	260,790
434	Wynn Resorts Ltd.	44,073
356	Yum! Brands, Inc.	55,351
		4,007,250
	Consumer Staples - 0.7%
2,220	Philip Morris International, Inc.	367,055

	Energy - 0.1%
388	First Solar, Inc.(a)	76,537

	Financials - 6.1%
957	American Express Company	289,473
3,296	Berkshire Hathaway, Inc., Class B(a)	1,579,443
326	Cincinnati Financial Corporation	51,296
4,004	JPMorgan Chase & Company	1,177,817
882	Progressive Corporation (The)	174,848

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Financials - 6.1% (Continued)
790	W R Berkley Corporation	$ 52,361
		3,325,238
	Health Care - 6.4%
951	Amgen, Inc.	334,609
829	Dexcom, Inc.(a)	52,061
1,428	Eli Lilly & Company	1,313,432
447	HCA Healthcare, Inc.	211,538
194	Insulet Corporation(a)	40,709
957	Intuitive Surgical, Inc.(a)	441,168
3,655	Johnson & Johnson	893,428
223	ResMed, Inc.	50,059
388	Stryker Corporation	127,493
		3,464,497
	Industrials - 6.1%
4,828	Amphenol Corporation, Class A	610,018
140	Axon Enterprise, Inc.(a)	59,457
105	Comfort Systems USA, Inc.	144,794
251	Cummins, Inc.	135,043
126	EMCOR Group, Inc.	93,027
361	General Dynamics Corporation	123,902
1,445	General Electric Company	410,048
1,087	Howmet Aerospace, Inc.	250,510
1,081	Johnson Controls International plc	141,557
445	Quanta Services, Inc.	244,314
906	Rollins, Inc.	48,389
3,519	RTX Corporation	678,814
331	Trane Technologies PLC	137,941
159	TransDigm Group, Inc.(a)	184,275
96	United Rentals, Inc.	69,942
		3,332,031
	Materials - 0.6%
2,791	Newmont Corporation	302,126

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Real Estate - 0.8%
355	Simon Property Group, Inc.	$ 66,218
1,917	Welltower, Inc.	379,010
		445,228
	Technology - 50.5%
6,548	Advanced Micro Devices, Inc.(a)	1,332,060
21,256	Apple, Inc.	5,394,560
3,092	Applied Materials, Inc.	1,056,815
3,955	Arista Networks, Inc.(a)	485,595
10,220	Broadcom, Inc.	3,163,192
7,879	Cisco Systems, Inc.	611,332
996	Crowdstrike Holdings, Inc., Class A(a)	388,848
42	Fair Isaac Corporation(a)	44,837
1,503	Fortinet, Inc.(a)	122,825
1,796	International Business Machines Corporation	435,332
558	Intuit, Inc.	241,268
495	KLA Corporation	728,843
1,410	Mastercard, Inc., Class A	704,521
4,532	Micron Technology, Inc.	1,531,091
10,186	Microsoft Corporation	3,770,551
183	Monolithic Power Systems, Inc.	200,083
34,051	NVIDIA Corporation	5,938,494
1,465	Palo Alto Networks, Inc.(a)	234,869
354	S&P Global, Inc.	150,570
2,492	ServiceNow, Inc.(a)	260,539
2,371	Visa, Inc., Class A	716,611
355	Workday, Inc., Class A(a)	46,122
		27,558,958
	Utilities - 0.3%
598	Constellation Energy Corporation	166,992

	TOTAL COMMON STOCKS (Cost $46,969,688)	53,197,714

NAA LARGE GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
1,250	iShares Russell 1000 Growth ETF	$ 533,000
4,816	iShares S&P 500 Growth ETF	544,738
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,118,411)	1,077,738

	TOTAL INVESTMENTS - 99.5% (Cost $48,088,099)	$ 54,275,452
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	252,380
	NET ASSETS - 100.0%	$ 54,527,832

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.